UNSECURED DEBT AND RELATED DERIVATIVES	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
UNSECURED DEBT AND RELATED DERIVATIVES

8.	UNSECURED DEBT AND RELATED DERIVATIVES
(a)Unsecured Revolving Credit Facility

The Trust has an unsecured revolving credit facility (the ‘‘Credit Facility’’) with a limit of $1.0 billion, maturing March 31, 2026. Draws on the Credit Facility are available by way of Canadian dollar, US dollar or Euro denominated loans or Canadian dollar or US dollar denominated letters of credit. The Credit Facility provides Granite the ability to increase the amount of the commitment by an additional aggregate principal amount of up to $500.0 million with the consent of the participating lenders. As at December 31, 2022, the Trust had no amounts drawn (2021 — nil) on the Credit Facility and $3.5 million (2021 — $1.7 million) in letters of credit issued against the Credit Facility.

On March 3, 2023, Granite amended the Credit Facility to extend the maturity date for a new five-year term to March 31, 2028 (note 23(b)). Included in the amendment, Granite also updated the benchmark rates from the London Interbank Offered Rate ("LIBOR") to the Secured Overnight Financing Rate ("SOFR"), including a fixed spread for the basis difference between LIBOR and SOFR, for US dollar denominated draws and from LIBOR to the Euro Interbank Offered Rate ("EURIBOR") for Euro denominated draws. Such amendments to the benchmark rates result in no economic impact to Granite’s borrowing rates. As it is anticipated that the administrator of the Canadian Dollar Offered Rate ("CDOR") will cease publication of CDOR by June 28, 2024 and the Canadian financial benchmark will be replaced by the Canadian Overnight Repo Rate Average ("CORRA"), Granite's Credit Facility contains fallback provisions to transition from CDOR to CORRA for Canadian denominated draws when CDOR is discontinued.
(b) Unsecured Debentures and Term Loans, Net

As at December 31,			2022		2021
	Maturity Date	Amortized Cost(1)	Principal issued and outstanding	Amortized Cost(1)	Principal issued and outstanding
2023 Debentures	November 30, 2023	$399,707	$400,000	$399,387	$400,000
2027 Debentures	June 4, 2027	498,057	500,000	497,618	500,000
2028 Debentures	August 30, 2028	497,806	500,000	497,420	500,000
2030 Debentures	December 18, 2030	497,616	500,000	497,317	500,000
2024 Term Loan	December 19, 2024	250,088	250,351	233,740	234,136
2025 Term Loan	September 15, 2025	540,677	541,300	—	—
2026 Term Loan	December 11, 2026	299,686	300,000	299,607	300,000
		$2,983,637	$2,991,651	$2,425,089	$2,434,136
(1)The amounts outstanding are net of deferred financing costs and, in the case of the term loans, debt modification losses. The deferred financing costs and debt modification losses are amortized using the effective interest method and are included in interest expense.

As at December 31,	2022	2021
Unsecured Debentures and Term Loans, Net
Non-current	$2,583,930	$2,425,089
Current	399,707	—
	$2,983,637	$2,425,089
2021 Debentures

On January 4, 2021, Granite REIT Holdings Limited Partnership ("Granite LP"), a wholly-owned subsidiary of Granite, redeemed in full the outstanding $250.0 million aggregate principal amount of the 2021 Debentures. Upon redemption in 2021, Granite incurred an early redemption premium of $4.0 million, which had been recorded in interest expense and other financing costs in the combined statement of net income (note 14(d)). In conjunction with the redemption, the 2021 Cross Currency Interest Rate Swap was terminated on January 4, 2021, and the related mark to market liability of $18.8 million was settled.

2023 Debentures

On December 20, 2016, Granite LP issued $400.0 million aggregate principal amount of 3.873% Series 3 senior debentures due November 30, 2023 (the “2023 Debentures”) at a nominal premium. Interest on the 2023 Debentures is payable semi-annually in arrears on May 30 and November 30 of each year. Deferred financing costs of $2.2 million were incurred and recorded as a reduction against the principal owing.

The 2023 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2023 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2023 Debenture, a price equal to which, if the 2023 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 62.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of November 30, 2023. Granite also has the option to redeem the 2023 Debentures at par plus any accrued and unpaid interest within two months of the maturity date of November 30, 2023.

2027 Debentures

On June 4, 2020, Granite LP issued at par $500.0 million aggregate principal amount of 3.062% Series 4 senior debentures due June 4, 2027 (the “2027 Debentures”). Interest on the 2027 Debentures is payable semi-annually in arrears on June 4 and December 4 of each year. Deferred financing costs of $3.0 million were incurred in connection with the issuance of the 2027 Debentures and are recorded as a reduction against the principal owing.

The 2027 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2027 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2027 Debenture, a price equal to which, if the 2027 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 65.0 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of June 4, 2027. Granite also has the option to redeem the 2027 Debentures at par plus any accrued and unpaid interest within two months of the maturity date of June 4, 2027.

2028 Debentures

On August 30, 2021, Granite LP issued at par $500.0 million aggregate principal amount of 2.194% Series 6 senior unsecured debentures due August 30, 2028 (the “2028 Debentures”). Interest on the 2028 Debentures is payable semi-annually in arrears on February 28 and August 30 of each year. Deferred financing costs of $2.7 million were incurred in connection with the issuance of the 2028 Debentures and are recorded as a reduction against the principal owing.

The 2028 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2028 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2028 Debenture, a price equal to which, if the 2028 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 28.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of August 30, 2028. Granite also has the option to redeem the 2028 Debentures at par plus any accrued and unpaid interest within two months of the maturity date of August 30, 2028.

2030 Debentures

On December 18, 2020, Granite LP issued at par $500.0 million aggregate principal amount of 2.378% Series 5 senior debentures due December 18, 2030 (the “2030 Debentures”). Interest on the 2030 Debentures is payable semi-annually in arrears on June 18 and December 18 of each year. Deferred financing costs of $3.0 million were incurred in connection with the issuance of the 2030 Debentures and are recorded as a reduction against the principal owing.

The 2030 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2030 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2030 Debenture, a price equal to which, if the 2030 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 39.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of December 18, 2030. Granite also has the option to redeem the 2030 Debentures at par plus any accrued and unpaid interest within three months of the maturity date of December 18, 2030.

2024 Term Loan

On December 19, 2018, Granite LP entered into and fully drew upon a US$185.0 million senior unsecured non-revolving term facility that originally matured on December 19, 2022. On October 10, 2019, Granite refinanced the US$185.0 million term facility and extended the maturity date two years to December 19, 2024 (the “2024 Term Loan”). The 2024 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed. Interest on drawn amounts is calculated based on LIBOR plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in arrears. Deferred financing costs of $0.8 million were incurred and are recorded as a reduction against the principal owing.

In conjunction with the extension, the previously existing cross currency interest rate swap associated with the term facility was terminated on September 24, 2019 and blended into a new cross currency interest rate swap (note 8(c)).

As the Federal Reserve Board has identified that the publication of the remainder of the US dollar LIBOR benchmark rates will be discontinued on June 30, 2023 and will be replaced by SOFR, Granite intends to amend the 2024 Term Loan and 2024 Cross Currency Interest Rate Swap before the end of June 2023 to update the benchmark rates in these agreements from LIBOR to SOFR without any economic impact.

2025 Term Loan

On September 15, 2022, Granite LP entered into and fully drew upon a US$400.0 million senior unsecured non-revolving term facility that will mature on September 15, 2025 (the “2025 Term Loan”). The 2025 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed. Interest on drawn amounts is calculated based on the SOFR plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in arrears. Deferred financing costs of $0.7 million were incurred and are recorded as a reduction against the principal owing.

2026 Term Loan

On December 12, 2018, Granite LP entered into and fully drew upon a $300.0 million senior unsecured non-revolving term facility that originally matured on December 12, 2025. On November 27, 2019, Granite refinanced the $300.0 million term facility and extended the maturity date one year to December 11, 2026 (the “2026 Term Loan”). The 2026 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed. Interest on drawn amounts is calculated based on the Canadian Dollar Offered Rate (“CDOR”) plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in advance. Deferred financing costs of $1.5 million were incurred and are recorded as a reduction against the principal owing.
In conjunction with the extension, the previously existing cross currency interest rate swap associated with the term facility was settled on November 27, 2019 and a new cross currency interest rate swap was entered into (note 8(c)).

As a result of the anticipated cessation of the publication of CDOR by June 28, 2024 and the Canadian financial benchmark being replaced by CORRA, Granite intends to amend the 2026 Term Loan and 2026 Cross Currency Interest Rate Swap before the end of June 2024 to update the benchmark rates in these agreements from CDOR to CORRA without any economic impact.

The 2023 Debentures, 2027 Debentures, 2028 Debentures, 2030 Debentures, 2024 Term Loan, 2025 Term Loan and 2026 Term Loan rank pari passu with all of Granite LP’s other existing and future senior unsecured indebtedness and are guaranteed by Granite REIT and Granite GP.
(c) Derivatives

As at December 31,								2022	2021
	Notional amount to be paid		Interest payment rate	Notional amount to be received		Interest receipt rate	Maturity date	Fair value assets (liabilities)	Fair value assets (liabilities)
2023 Cross Currency Interest Rate Swap	281,100	EUR	2.430%	400,000	CAD	3.873%	Nov. 30, 2023	$(7,076)	$(6,551)
2024 Cross Currency Interest Rate Swap	168,200	EUR	0.522%	185,000	USD	LIBOR plus margin	Dec. 19, 2024	24,891	(5,056)
2025 Interest Rate Swap (1)	—	—	—	—	—	—	Sept. 15, 2025	5,244	—
2026 Cross Currency Interest Rate Swap	205,500	EUR	1.355%	300,000	CAD	CDOR plus margin	Dec. 11, 2026	39,264	7,844
2027 Cross Currency Interest Rate Swap	370,300	USD	2.964%	500,000	CAD	3.062%	June 4, 2027	8,123	28,752
2028 Cross Currency Interest Rate Swap (2)	397,000	USD	2.096%	500,000	CAD	2.194%	Aug. 30, 2028	—	(7,017)
2028 Cross Currency Interest Rate Swap	119,100	USD	2.096%	150,000	CAD	2.194%	Aug. 30, 2028	(6,391)	—
2028 Cross Currency Interest Rate Swap (2)	242,100	EUR	0.536%	350,000	CAD	2.194%	Aug. 30, 2028	19,450	—
2030 Cross Currency Interest Rate Swap	319,400	EUR	1.045%	500,000	CAD	2.378%	Dec. 18, 2030	54,883	26,172
								$138,388	$44,144
(1)On September 15, 2022, Granite LP entered into a float to fixed interest rate swap (the “2025 Interest Rate Swap”) to exchange the floating SOFR portion of the interest payments of the 2025 Term Loan for fixed interest payments resulting in an all-in fixed interest rate of 5.016%.
(2)On February 3, 2022, Granite terminated $350.0 million of a total $500.0 million principal of the 2028 Cross Currency Interest Rate Swap and simultaneously entered into a new $350.0 million cross-currency interest rate swap maturing August 30, 2028, to exchange the Canadian dollar denominated principal and interest payments of the 2028 Debentures for Euro denominated payments at a fixed interest rate of 0.536%. Upon termination, Granite paid $6.6 million to settle the mark-to-market liability relating to the $350.0 million principal portion of the 2028 Cross Currency Interest Rate Swap.

As at December 31,	2022	2021
Financial assets at fair value
Non-current	$151,855	$62,768
Current	—	—
	$151,855	$62,768

Financial liabilities at fair value
Non-current	$6,391	$18,624
Current	7,076	—
	$13,467	$18,624

For the year ended December 31, 2022, the cross currency interest rate swaps, the combination of the 2025 Term Loan and 2025 Interest Rate Swap and the US dollar draws under the Credit Facility are designated as net investment hedges of the Trust’s investments in foreign operations. The effectiveness of the hedges is assessed quarterly. Gains and losses associated with the effective portion of the hedges are recognized in other comprehensive income. For the year ended December 31, 2022, the Trust has assessed the net investment hedge associated with each cross currency interest rate swap, the combination of the 2025 Term Loan and 2025 Interest Rate Swap and the US dollar draws under the Credit Facility, except for a portion of the 2024 Cross Currency Interest Rate Swap and a portion of the combination of the 2025 Term Loan and 2025 Interest Rate Swap, to be effective.

For the year ended December 31, 2022, a net fair value gain of $13.8 million has been recognized in fair value (gains) losses on financial instruments, net (note 14(e)) in the combined statement of net income, due to ineffectiveness relating to the interest rate portion of certain hedging relationships described above.
The Trust has elected to record the differences resulting from the interest rates associated with the derivatives in the combined statements of net income.